Expense Example {- Fidelity Advisor Mid Cap II Fund} - 12.31 Fidelity Advisor Mid Cap II Fund AMCIZ PRO-11 - Fidelity Advisor Mid Cap II Fund	Mar. 01, 2022 USD ($)
Class A
Expense Example:
1 year	$ 671
3 years	875
5 years	1,096
10 years	1,729
Class M
Expense Example:
1 year	473
3 years	733
5 years	1,012
10 years	1,808
Class C
Expense Example:
1 year	286
3 years	576
5 years	990
10 years	1,930
Class I
Expense Example:
1 year	75
3 years	233
5 years	406
10 years	906
Class Z
Expense Example:
1 year	62
3 years	195
5 years	340
10 years	$ 762